Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 2,970	£ 3,352	[1]
Barclays Bank Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,970	3,352	[2]
Deferred tax liability	0	0	[2]
Net deferred tax	2,970	3,352
Barclays Bank Group [member] | Intermediate Holding Company - IHC Tax Group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,454	1,413
Barclays Bank Group [member] | US Branch Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,087	1,234
Barclays Bank Group [member] | UK Tax group [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3	413
Barclays Bank Group [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 426	£ 292

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.